REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024
Revenue from Contract with Customer [Abstract]
Revenues from the sale of mining equipment - net	$ 0	$ 20,471	$ 717,147	$ 190,192
Revenue from hosting, net	0	10,116	0	21,980
Revenue from self-mining	1,517,422	861,026	2,001,105	1,190,749
Total revenue	$ 1,517,422	$ 891,613	$ 2,718,252	$ 1,402,921